Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Feb. 28, 2018
Registrant Name	dei_EntityRegistrantName	GMO TRUST
Central Index Key	dei_EntityCentralIndexKey	0000772129
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 17, 2018
Document Effective Date	dei_DocumentEffectiveDate	May 18, 2018
Prospectus Date	rr_ProspectusDate	Jun. 30, 2017
GMO Benchmark-Free Allocation Fund | Class III
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GBMFX
GMO Benchmark-Free Allocation Fund | Class IV
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GBMBX
GMO Global Asset Allocation Fund | Class III
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GMWAX
GMO Global Equity Allocation Fund | Class III
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GMGEX
GMO Global Developed Equity Allocation Fund | Class III
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GWOAX
GMO International Equity Allocation Fund | Class III
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GIEAX
GMO International Developed Equity Allocation Fund | Class III
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GIOTX
GMO Benchmark-Free Fund | Class III
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GBFFX
GMO Implementation Fund | GMO Implementation Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GIMFX
GMO Risk Premium Fund | Class III
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GMRPX
GMO Risk Premium Fund | Class IV
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GMRVX
GMO Risk Premium Fund | Class VI
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GMOKX
GMO Strategic Opportunities Allocation Fund | Class III
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GBATX